Earnings Per Share (Detail) - shares	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,535,771	1,903,467